Balance Sheet Components - Summary of Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 309	$ 181
Less: Accumulated depreciation	(146)	(95)
Property and equipment, net	163	86
Computer and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Property and equipment, gross	206	78
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years
Property and equipment, gross	$ 103	$ 103